Significant Accounting Policies (Policies) (10-K)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Preparation

a.	Basis of preparation:

The Exchange Agreement is being treated as a reverse recapitalization of Scoutcam Ltd., for financial accounting and reporting purposes. As such, ScoutCam Ltd. is treated as the acquirer for accounting and financial reporting purposes while the Company is treated as the acquired entity for accounting and financial reporting purposes. As a result, the comparative figures that are reflected in the Company’s financial statements are those of ScoutCam and from the Closing Date, the Company’s assets, liabilities and results of operations are consolidated with the assets, liabilities and results of operations of ScoutCam.

The consolidated financial statements reflect the group’s financial position, results of operations, changes in shareholders equity (capital deficiency) and cash flows in accordance with generally accepted accounting principles in the Unites States (“U.S. GAAP”).

The accompanying comparative consolidated financial statements include the historical accounts of ScoutCam as a “Carve-out Business”, a division of Medigus. Throughout the comparative periods included in these Financial Statements, the Carve-out Business operated as part of Medigus. Separate financial statements have not historically been prepared for the Carve-out Business.

These comparative carve-out financial statements have been prepared on a standalone basis and are derived from Medigus’s consolidated financial statements and accounting records. The carve-out comparative financial statements reflect ScoutCam’s financial position, results of operations, changes in net parent deficit and cash flows in accordance with U.S. GAAP.

The financial position, results of operations, changes in net parent deficit, and cash flows of the Carve-out Business may not be indicative of its results had it been a separate stand-alone entity during the comparative periods presented.

The comparative carve-out financial statements of the Company include expenses which were allocated from Medigus for certain functions, including general corporate expenses related to corporate strategy, procurement, Information Technology (“IT”), Human Resources (“HR”) and legal. These allocation have been made on the basis of direct usage when identifiable, with the remainder allocated on the basis of headcount. Management believes the expense allocation methodology and results are reasonable and consistently applied for all comparative periods presented. However, these allocations may not be indicative of the actual expenses that would have been incurred by an independent company or of the costs to be incurred in the future.

The carve-out comparative financial statements include assets and liabilities specifically attributable to the Carve-out Business. Medigus uses a centralized approach for managing cash and financing operations. Accordingly, a substantial portion of the cash balances are transferred to Medigus’ cash management accounts regularly and therefore are not included in the financial statements. Transfers of cash between Carve-out business and Medigus are included within “Net transfers from Parent company” on the Statements of Cash Flows and the Statements of changes in shareholder’s equity (capital deficiency).

As the carve-out comparative financial statements have been prepared on a carve-out basis, the amounts reflected in Parent Company deficit in the comparative statement of changes in shareholder’s equity (capital deficiency) refer to net loss for the period attributed to ScoutCam in addition to transactions between Medigus and ScoutCam.

The accounting policies set out below have, unless otherwise stated, been applied consistently.

Use of Estimates
C.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment, stock based compensation, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

Functional Currency

c.	Functional currency

A majority of ScoutCam’s revenues are generated in U.S. dollars. The substantial majority of ScoutCam Ltd.’s costs are incurred in U.S. dollars and New Israeli Shekels (“NIS”). ScoutCam Ltd.’s management believes that the U.S. dollar is the currency of the primary economic environment in which ScoutCam Ltd. operates. Thus, the functional currency of ScoutCam Ltd.’s is the U.S. dollar.

Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions exchange rates at transaction dates and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and Cash Equivalents

d.	Cash and Cash Equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Accounts Receivable

e.	Accounts receivable

Accounts receivable are presented in the Company’s consolidated balance sheet net of allowance for doubtful accounts. The Company estimates the collectibility of its accounts receivable balances and adjusts its allowance for doubtful accounts accordingly.

When revenue recognition criteria are not met for a sale transaction that has been billed, the Company does not recognize deferred revenues or the related account receivable.

As of December 31, 2019, no allowance for doubtful accounts was recorded.

Property and Equipment

f.	Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives:

Machinery and equipment – 6-10 years.

Severance Pay

g.	Severance pay

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. Pursuant to section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Company’s employees in Israel are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments under Section 14 relieve the Company from any future severance payment obligation with respect to those employees and, as such, the Company may only utilize the insurance policies for the purpose of disbursement of severance pay. As a result, the Company does not recognize an asset nor liability for these employees.

The asset and the liability for severance pay presented in the balance sheet reflects employees that began employment prior to Section 14.

The severance pay liability of the Company to its employees that began employment prior to Section 14, based upon the number of years of service and the latest monthly salary and is partly covered by regular deposits with recognized pension funds and deposits with severance pay funds. Under labor agreements, these deposits are in the employees’ names and, subject to certain limitations, are the property of the employees. The liability for employee rights upon retirement covers the severance pay liability of the Company in accordance with labor agreements in force and based on salary components which, in the opinion of management, create entitlement to severance pay. The Company records the obligation as if it were payable at each balance sheet date on an undiscounted basis. The Company may only make withdrawals for the purpose of paying severance.

Stock-Based Compensation

h.	Stock-Based Compensation

The Company measures and recognizes compensation expense for its equity classified stock-based awards, including stock-based option awards exercisable into shares of common stock of the Parent company under its plan based on estimated fair values on the grant date. The Company calculates the fair value of stock-based option awards on the grant date using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the stock price volatility and the expected option term. For the years ended December 31, 2019, and 2018, the volatility was based on the historical stock volatility of the Parent Company. The Company’s expected dividend rate is zero since the Company does not currently pay cash dividends on its stocks and does not anticipate doing so in the foreseeable future. Each of the above factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. If the Company were to use different percentages or time periods, the fair value of stock-based option awards could be materially different. The Company recognizes stock-based compensation cost for option awards on an accelerated basis over the employee’s requisite service period, net of estimated forfeitures.

Inventories

i.	Inventories

Inventories include raw materials, inventory in process and finished products and are valued at the lower of cost or net realizable value.

The cost is determined on the basis of “first in-first out” basis. Cost of purchased raw materials and inventory in process includes costs of design, raw materials, direct labor, other direct costs and fixed production overheads. Materials and other supplies held for use in the production of inventories are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost.

The Company regularly evaluates its ability to realize the value of inventory based on a combination of factors including the following: forecasted sales or usage, estimated current and future market values.

Revenue Recognition

j.	Revenue recognition

a)	Revenue measurement

Commencing January 1, 2018, the Company’s revenues are measured according to the ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, revenues are measured according to the amount of consideration that the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties, such as sales taxes. Revenues are presented net of VAT.

Until December 31, 2017 revenues were measured in accordance with ASC 605, “Revenue recognition”. The implementation of ASC 606 did not have a material effect on the consolidated financial statements of the Company as the Company’s accounting for revenue recognition remains substantially identical.

b)	Revenue recognition

The Company recognizes revenue when a customer obtains control over promised goods or services. For each performance obligation the Company determines at contract inception whether it satisfies the performance obligation over time or satisfies the performance obligation at a point in time.

Performance obligations are satisfied over time if one of the following criteria is met:

(a) the customer simultaneously receives and consumes the benefits provided by the Company’s performance; (b) the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date.

If a performance obligation is not satisfied over time, a Company satisfies the performance obligation at a point in time.

The transaction price is allocated to each distinct performance obligations on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

Product Revenue

Revenues from product sales are recognized when the customer obtains control of the Company’s product, typically upon shipment to the customer. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

Service Revenue

The Company also generates revenues from development services. Revenue from development services is recognized over the period of the applicable service contract. There are no long-term payment terms or significant financing components of the Company’s contracts.

The Company’s contract payment terms for product and services vary by customer. The Company assesses collectibility based on several factors, including collection history.

Cost of Revenues

k.	Cost of revenues

Cost of revenue consists of products purchased from sub-contractors, raw materials for in-house assembly line, shipping and handling costs to customers, salary, employee-related expenses, depreciation and overhead expenses.

Research and Development Costs

l.	Research and development costs

Research and development costs are expensed as incurred and includes salaries and employee-related expenses, overhead expenses, material and third-party contractor’s charges related to

Income Taxes

m.	Income taxes

Income taxes are accounted for using the asset and liability approach under ASC-740, “Income Taxes” (“ASC-740”). The asset and liability approach require the recognition of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns.

The measurement of current and deferred tax liabilities and assets is based on provisions of the relevant tax law. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

ASC-740 also clarifies the accounting and reporting for uncertainties in income tax. ASC-740 prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns.

Legal Contingencies

n.	Legal contingencies

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues for contingencies when the loss is probable, and it can reasonably estimate the amount of any such loss. The Company is currently not a party to any material legal or administrative proceedings and, is not aware of any material pending or threatened material legal or administrative proceedings against the Company.

Loss Per Share

o.	Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary stockholders of the Company, by the weighted average number of shares of common stock as described below.

In computing the Company’s diluted earnings per share, the numerator used in the basic earnings per share computation is adjusted for the dilutive effect, if any, of the Company’s potential shares of common stock. The denominator for diluted earnings per share is a computation of the weighted-average number of ordinary shares and the potential dilutive shares of common stock outstanding during the period.

The loss per share information in these consolidated financial statements is reflected and calculated as if the Company had existed since January 1, 2018. Accordingly, loss per share for all periods was calculated based on the number of shares retroactively adjusted for the exchange ratio determined in the reverse recapitalization (see also note 3).

Leases

p.	Leases

The Company adopted the new accounting standard Accounting Standards Codification 842 “Leases,” and all the related amendments, on January 1, 2019 and used the standard’s effective date as the Company’s date of initial application. Consequently, financial information was not updated and the disclosures required under the new standard are not provided for dates and periods before January 1, 2019. The new standard also provides practical expedients for an entity’s ongoing accounting. The adoption of this standard had a material effect on the Company’s financial statements. On January 1, 2019, the Company recognized ROU assets of approximately USD 19 thousand and lease liabilities of approximately USD 19 thousand for its operating leases of real estate and vehicles. The Company has elected the short-term lease exception for leases with a term of 12 months or less. As part of this election it will not recognize right-of-use assets and lease liabilities on the balance sheet for leases with terms less than 12 months. See also note 12.

Recently Issued Accounting Pronouncements Not Yet Adopted
F.	Recent Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning on January 1, 2021, with early adoption permitted. The Company does not expect that the adoption of this standard will have a significant impact on the consolidated financial statements and related disclosures.

q.	Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments-Credit Losses-Measurement of Credit Losses on Financial Instruments” that supersedes the existing impairment model for most financial assets to a model that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. ASU 2016-13 also requires that credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses. The guidance will be effective for Smaller Reporting Companies (SRCs, as defined by the SEC) for the fiscal year beginning on January 1, 2023, including interim periods within that year. We are currently evaluating this guidance to determine the impact it may have on our consolidated financial statements.